CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Statement of cash flows [abstract]
Restricted cash and cash equivalents	£ 45	£ 37	£ 74